Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,000
Previously Paid Amount	0.00
Total Fee Amount	25.72
Total Offset Amount	0.00
Net Fee	25.72
Narrative - Max Aggregate Offering Price	$ 168,000
Final Prospectus	true